Taxation (Details) - Schedule of Net Operating Loss Carryforwards - State Administration of Taxation, China [Member]	Dec. 31, 2023 USD ($)
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	$ 97,786,750
Tax Year 2023 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	886,628
Tax Year 2024 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	370,362
Tax Year 2025 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	834,069
Tax Year 2026 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	494,097
Tax Year 2027 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	3,390,913
Tax Years After 2027 [Member]
Schedule of net operating loss carryforwards from PRC will expire [Abstract]
Operating Loss Carryforward	$ 91,810,681